Stock-Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, shares reserved for issuance	844,374
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock compensation expense		$ 91,000
Unrecognized stock-based compensation expense, weighted average period of recognition		1 year 25 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options	$ 3.04	$ 7.28
Unrecognized stock compensation expense	$ 1,159,000	$ 2,993,000
Unrecognized stock-based compensation expense, weighted average period of recognition		1 year 5 months 16 days
Ceres, Inc. 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, option term	10 years
Share-based compensation, increase in shares reserved for issuance			187,500,000
Share-based compensation, shares available for future grant	135,456
Common stock granted during period		2,288
Weighted average grant date fair value of common stock		$ 7.28
Stock grant expense		$ 16,700
Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of common stock	$ 3.76	$ 10.24
Minimum [Member] | Ceres, Inc. 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period	4 years
Maximum [Member] | Ceres, Inc. 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period	5 years